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                               ING INVESTORS TRUST

                           ING INTERNATIONAL PORTFOLIO

                 Supplement dated September 3, 2004 to the
  Adviser Class, Institutional Class, Service Class, and Retirement Class
                        Prospectuses dated April 30, 2004




   Effective immediately the fourth paragraph of the section entitled "ING International Portfolio - Principal Investment Strategy" on page 7 of the Adviser Class Prospectus and page 6 of the Institutional Class, Service Class and Retirement Class Prospectuses is hereby deleted in its entirety.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.